Revenue Recognition - Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Allowance for doubtful accounts	$ (17)	$ (30)
Accounts receivable, net	1,247	1,322
Oil, Natural Gas and NGL Sales [Member]
Disaggregation of Revenue [Line Items]
Accounts receivable, gross	976	959
Joint interest billings [Member]
Disaggregation of Revenue [Line Items]
Accounts receivable, gross	211	209
Other [Member]
Disaggregation of Revenue [Line Items]
Accounts receivable, gross	$ 77	$ 184